Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

August 2, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A of DWS Enhanced Commodity Strategy Fund (the “Fund”), a series of DWS Institutional Funds (the “Trust”) (Reg. Nos. 033-34079
and 811-06071)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 91 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on October 1, 2010.  No fees are required in connection with this filing.

The Amendment reflects certain changes to the organization of the disclosure in the summary prospectus and the statutory prospectus.  Additionally, the DWS funds Board recently approved the elimination of certain non-fundamental investment policies disclosed in Part I of the Statement of Additional Information.  The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information, filed with the Commission on March 31, 2010 in Post-Effective Amendment No. 88 for the Fund.

Very truly yours,

/s/Thomas H. Connors

Thomas H. Connors
Director and Senior Counsel

cc:           Adam Schlichtmann, Esq., Ropes & Gray